Derivatives	12 Months Ended
Nov. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivatives

Our business is exposed to various market risks, including interest rate and foreign currency risks. We utilize derivative instruments to help us manage these risks. We do not hold or issue derivatives for speculative purposes.

Interest Rate Swaps

To mitigate interest rate exposure on our outstanding revolving facility debt, we utilize the following types of derivative instruments:

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Interest rate derivative contracts that effectively swap $100 million of floating rate debt at a 1.80 percent weighted-average fixed interest rate, plus the applicable revolving facility spread. We entered into these swap contracts in 2011, and both contracts expire in July 2015.

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Forward-starting interest rate derivative contracts that effectively swap $400 million of floating rate debt at a 2.86 percent weighted-average fixed interest rate, plus the applicable revolving facility spread. We entered into these swap contracts in November 2013 and January 2014. The contracts take effect between May 2015 and November 2015, with respective expiration dates between May 2020 and November 2020.

Because the terms of these swaps and the variable rate debt (as amended or extended over time) coincide, we do not expect any ineffectiveness. We have designated and accounted for these instruments as cash flow hedges, with changes in fair value being deferred in accumulated other comprehensive income/loss (AOCI) in the consolidated balance sheets.

Foreign Currency Forwards

To mitigate foreign currency exposure, we utilize the following derivative instruments:

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Foreign currency forward contracts that hedge the foreign currency exposure on Euro-denominated receipts in our U.S. Dollar functional entities. We utilize a rolling hedging program to mitigate a portion of this exposure. Because the critical terms of the forward contracts and the forecasted cash flows coincide, we do not expect any ineffectiveness associated with these contracts. We have designated and accounted for these derivatives as cash flow hedges, with changes in fair value being deferred in AOCI in our consolidated balance sheets. The notional amount of outstanding foreign currency forwards under these agreements was approximately $11.0 million and $15.9 million as of November 30, 2014 and 2013, respectively.

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Short-term foreign currency forward contracts that manage market risks associated with fluctuations in balances that are denominated in currencies other than the local functional currency. We account for these forward contracts at fair value and recognize the associated realized and unrealized gains and losses in other expense (income), net, since we have not designated these contracts as hedges for accounting purposes. The following table summarizes the notional amounts of these outstanding foreign currency forward contracts as of November 30, 2014 and 2013 (in thousands):

	November 30, 2014		November 30, 2013
Notional amount of currency pair:
Contracts to buy USD with CAD		$51,194		$142,606
Contracts to buy CAD with GBP	C$	50,000	C$	28,741
Contracts to buy USD with EUR		$12,517		$17,522
Contracts to buy CHF with USD	CHF	9,000	CHF	14,000
Contracts to buy GBP with EUR		£4,774		£5,866
Contracts to buy USD with GBP		$48,000		$3,000
Contracts to buy USD with JPY		$8,778		$—
Contracts to buy USD with KRW		$10,000		$—

Fair Value of Derivatives

Since our derivative instruments are not listed on an exchange, we have evaluated fair value by reference to similar transactions in active markets; consequently, we have classified all of our derivative instruments within Level 2 of the fair value measurement hierarchy. The following table shows the classification, location, and fair value of our derivative instruments as of November 30, 2014 and 2013 (in thousands):

	Fair Value of Derivative Instruments
	November 30, 2014	November 30, 2013	Balance Sheet Location
Assets:
Derivatives designated as accounting hedges:
Foreign currency forwards	$987	$8	Other current assets
Derivatives not designated as accounting hedges:
Foreign currency forwards	1,005	1,548	Other current assets
Total	$1,992	$1,556

Liabilities:
Derivatives designated as accounting hedges:
Interest rate swaps	$16,662	$3,366	Other accrued expenses and other liabilities
Foreign currency forwards	—	423	Other accrued expenses
Derivatives not designated as accounting hedges:
Foreign currency forwards	475	957	Other accrued expenses
Total	$17,137	$4,746

The net gain (loss) on foreign currency forwards that are not designated as hedging instruments for the years ended November 30, 2014, 2013, and 2012, respectively, was as follows (in thousands):

		Amount of (gain) loss recognized in the consolidated statements of operations
	Location on consolidated statements of operations	2014	2013	2012
Foreign currency forwards	Other expense (income), net	$(6,293)	$(5,372)	$2,491

The following table provides information about the cumulative amount of unrecognized hedge losses recorded in AOCI as of November 30, 2014 and November 30, 2013, as well as the activity on our cash flow hedging instruments for the years ended November 30, 2014, 2013, and 2012, respectively (in thousands):

	Year ended November 30,
	2014	2013	2012
Beginning balance	$(2,199)	$(2,225)	$(1,918)
Amount of gain (loss) recognized in AOCI on derivative:
Interest rate swaps	(8,941)	(797)	(1,123)
Foreign currency forwards	598	(153)	—
Amount of loss reclassified from AOCI into income:
Interest rate swaps (1)	950	935	816
Foreign currency forwards (1)	110	41	—
Ending balance	$(9,482)	$(2,199)	$(2,225)

(1) Amounts reclassified from AOCI into income related to interest rate swaps are recorded in interest expense, and amounts reclassified from AOCI into income related to foreign currency forwards are recorded in revenue.

The unrecognized gains relating to the foreign currency forwards are expected to be reclassified into revenue within the next 12 months, and approximately $2.9 million of the $16.7 million unrecognized losses relating to the interest rate swaps are expected to be reclassified into interest expense within the next 12 months.